UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-07925

WesMark Funds

(Exact name of Registrant as specified in charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of principal executive offices)

(304) 234-9000

(Registrant’s telephone number)

Scott Fuchs

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

WMBLX

WesMark Balanced Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Balanced Fund	$130	1.30%

How did the Fund perform last year?

The WesMark Balanced Fund Fund returned 9.30% for the 12 months ended December 31, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 25.02% return for the same time period. Please see below tables for additional indexes.

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Large-cap growth drove an outsized proportion of overall returns led by the technology sector. We continue to favor companies with robust growth potential, although we are remaining cognizant of valuations. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. We will continue to seek growth opportunities while prioritizing capital preservation in potentially volatile conditions.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

$35k
$25k
$15k
$5k
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
WesMark Balanced Fund - $17,721
60% S&P 500 and 40% Bloomberg Int Gov/Cred - $23,006
60% S&P 500 and 40% Bloomberg US Aggregate - $22,651
Bloomberg US Aggregate Bond Index - $11,432
Bloomberg US Intermediate Government/Credit Index - $11,847
S&P 500 Total Return Index - $34,254

	WesMark Balanced Fund - $17,721	60% S&P 500 and 40% Bloomberg Int Gov/Cred - $23,006	60% S&P 500 and 40% Bloomberg US Aggregate - $22,651	Bloomberg US Aggregate Bond Index - $11,432	Bloomberg US Intermediate Government/Credit Index - $11,847	S&P 500 Total Return Index - $34,254
2024	$17,721	$23,006	$22,651	$11,432	$11,847	$34,254
2023	$16,213	$19,859	$19,689	$11,291	$11,502	$27,399
2022	$15,445	$16,886	$16,732	$10,699	$10,929	$21,696
2021	$16,642	$19,613	$19,869	$12,299	$11,910	$26,494
2020	$14,365	$16,920	$17,150	$12,492	$12,084	$20,585
2019	$13,674	$14,806	$14,948	$11,620	$11,353	$17,386
2018	$11,367	$12,207	$12,234	$10,688	$10,630	$13,223
2017	$11,913	$12,458	$12,529	$10,687	$10,538	$13,829
2016	$10,754	$10,967	$10,970	$10,321	$10,317	$11,351
2015	$9,806	$10,149	$10,128	$10,055	$10,107	$10,138
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

WesMark Balanced Fund	1 Year	5 Year	10 Year
WesMark Balanced Fund	9.30%	5.32%	5.89%
S&P 500 Total Return Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
60% S&P 500 and 40% Bloomberg US Aggregate	15.04%	8.67%	8.52%
Bloomberg US Intermediate Government/Credit Index	3.00%	0.86%	1.71%
60% S&P 500 and 40% Bloomberg Int Gov/Cred	15.85%	9.21%	8.69%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

Fund Statistics

WesMark Balanced Fund	WesMark Balanced Fund
Total Net Assets	$96,823,710
# of Portfolio Holdings	119
Portfolio Turnover Rate	12%
Advisory Fees Paid	$743,437

What did the Fund invest in?

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.4%
Equity - Materials	0.8%
Equity - Real Estate	1.3%
Commercial Mortgage-Backed Securities	1.5%
Equity - Utilities	1.9%
Taxable Municipal Bonds	2.4%
Equity - Communication Services	3.4%
Equity - Energy	4.2%
Equity - Consumer Discretionary	5.2%
Short Term Security	5.5%
Equity - Industrials	5.9%
Equity - Consumer Staples	7.0%
Equity - Health Care	7.1%
U.S. Government Securities	7.8%
Equity - Financials	9.4%
Equity - Information Technology	13.6%
Corporate Bond	22.6%

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Apple, Inc.	5.7%
Federated Hermes Government Obligations Fund, Premier Class	5.4%
JPMorgan Chase & Co.	3.3%
AbbVie, Inc.	3.0%
Caterpillar, Inc.	2.8%
Chevron Corp.	2.6%
PepsiCo, Inc.	2.3%
Cisco Systems, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.3%
Lowe's Cos, Inc.	2.0%
Total % of Top 10 Holdings	31.7%

Asset Weighting (% of Fund's net assets)

Value	Value
COMMON STOCK	59.8%
CORPORATE BONDS	22.6%
SHORT TERM INVESTMENTS	5.5%
U.S. GOVERNMENT SECURITIES	4.4%
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES	2.9%
TAXABLE MUNICIPAL BONDS	2.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES	1.5%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	0.5%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.4%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources. For proxy voting records, call toll-free at 1-800-864-1013.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMBLX

WesMark Balanced Fund

Annual Shareholder Report

December 31, 2024

951025303–A–12312024

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMBDX

WesMark Government Bond Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Government Bond Fund	$107	1.07%

How did the Fund perform last year?

The WesMark Government Bond Fund Fund returned 0.90% for the 12 months ended December 31, 2024. This is in contrast to the Bloomberg US Aggregate Bond Index, which had a 1.25% return for the same time period. Please see below tables for additional indexes.

Performance expectations for small-cap at the start of 2024 were highlighted by a sense of potential broadening; however, the sustained higher interest rate environment weighed on both value and growth, with higher variable-rate exposure and longer time horizons versus large-cap growth. Looking ahead, we maintain a cautiously optimistic stance, guided by our commitment to disciplined investment processes and risk management, focusing on higher quality investments.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	WesMark Government Bond Fund - $9,553	Bloomberg US Aggregate Bond Index - $11,432	Bloomberg US Intermediate Government/Credit Index - $11,847
2024	$9,553	$11,432	$11,847
2023	$9,468	$11,291	$11,502
2022	$9,218	$10,699	$10,929
2021	$11,120	$12,299	$11,910
2020	$11,272	$12,492	$12,084
2019	$10,895	$11,620	$11,353
2018	$10,401	$10,688	$10,630
2017	$10,283	$10,687	$10,538
2016	$10,161	$10,321	$10,317
2015	$10,081	$10,055	$10,107
2014	$10,000	$10,000	$10,000

Average Annual Total Returns

WesMark Government Bond Fund	1 Year	5 Year	10 Year
WesMark Government Bond Fund	0.90%	-2.59%	-0.46%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Intermediate Government/Credit Index	3.00%	0.86%	1.71%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

Fund Statistics

WesMark Government Bond Fund	WesMark Government Bond Fund
Total Net Assets	$172,792,751
# of Portfolio Holdings	98
Portfolio Turnover Rate	27%
Advisory Fees Paid	$1,057,596

What did the Fund invest in?

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Government National Mortgage Association 01/20/2043 1.75Footnote Reference	3.5%
Freddie Mac Pool 02/01/2053 5.00Footnote Reference	2.5%
Freddie Mac Pool 01/01/2053 5.00Footnote Reference	2.5%
Freddie Mac Pool 10/01/2052 4.50Footnote Reference	2.4%
Fannie Mae Pool 02/01/2053 5.00Footnote Reference	2.4%
Fannie Mae Pool 07/01/2052 4.50Footnote Reference	2.3%
Fannie Mae Pool 06/01/2052 4.00Footnote Reference	2.2%
Freddie Mac Pool 06/01/2052 4.00Footnote Reference	2.2%
Fannie Mae Pool 11/01/2042 4.50Footnote Reference	2.2%
Fannie Mae Pool 10/01/2042 4.50Footnote Reference	2.1%
Total % of Top 10 Holdings	24.3%

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Taxable Municipal Bonds	1.2%
Short Term Investments	1.9%
Corporate Bond	10.5%
U.S. Government Securities	86.1%

Asset Weighting (% of Fund's net assets)

Value	Value
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES	39.8%
U.S. GOVERNMENT SECURITIES	24.8%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	21.5%
CORPORATE BONDS	10.5%
SHORT TERM INVESTMENTS	1.9%
TAXABLE MUNICIPAL BONDS	1.2%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.3%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources. For proxy voting records, call toll-free at 1-800-864-1013.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMBDX

WesMark Government Bond Fund

Annual Shareholder Report

December 31, 2024

951025402–A–12312024

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMKGX

WesMark Large Company Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Large Company Fund	$116	1.16%

How did the Fund perform last year?

The WesMark Large Company Fund Fund returned 21.47% for the 12 months ended December 31, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 25.02% return for the same time period. Please see below tables for additional indexes.

The year has started strongly for large-cap after above-average returns in 2023, with large-cap growth driving an outsized proportion of overall returns. Sector allocations have provided alpha while security selection has also become more pronounced. We continue to favor companies with robust growth potential, although we are remaining cognizant of valuations.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

$35k
$25k
$15k
$5k
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
WesMark Large Company Fund - $26,931
S&P 500 Total Return Index - $34,254

	WesMark Large Company Fund - $26,931	S&P 500 Total Return Index - $34,254
2024	$26,931	$34,254
2023	$22,171	$27,399
2022	$18,183	$21,696
2021	$23,138	$26,494
2020	$18,355	$20,585
2019	$14,532	$17,386
2018	$11,485	$13,223
2017	$12,243	$13,829
2016	$9,856	$11,351
2015	$9,806	$10,138
2014	$10,000	$10,000

Average Annual Total Returns

WesMark Large Company Fund	1 Year	5 Year	10 Year
WesMark Large Company Fund	21.47%	13.13%	10.41%
S&P 500 Total Return Index	25.02%	14.53%	13.10%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

Fund Statistics

WesMark Large Company Fund	WesMark Large Company Fund
Total Net Assets	$331,581,421
# of Portfolio Holdings	54
Portfolio Turnover Rate	16%
Advisory Fees Paid	$2,513,738

What did the Fund invest in?

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Apple, Inc.	8.2%
Microsoft Corp.	6.6%
Alphabet, Inc.	5.9%
Broadcom, Inc.	5.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc.	4.1%
Mastercard, Inc.	3.3%
Federated Hermes Government Obligations Fund, Premier Class	3.1%
Salesforce, Inc.	2.8%
JP Morgan Chase & Co.	2.4%
Total % of Top 10 Holdings	46.5%

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	-%
Materials	1.5%
Utilities	2.4%
Short Term Investments	3.1%
Energy	3.6%
Consumer Staples	4.9%
Industrials	8.5%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.7%
Financials	12.2%
Information Technology	33.8%

Asset Weighting (% of Fund's net assets)

Value	Value
COMMON STOCK	96.9%
SHORT TERM INVESTMENTS	3.1%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	-%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources. For proxy voting records, call toll-free at 1-800-864-1013.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMKGX

WesMark Large Company Fund

Annual Shareholder Report

December 31, 2024

951025204–A–12312024

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMKSX

WesMark Small Company Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Small Company Fund	$123	1.23%

How did the Fund perform last year?

The WesMark Small Company Fund Fund returned 22.19% for the 12 months ended December 31, 2024. This is in contrast to the Russell 2000® Index TR, which had a 11.54% return for the same time period. Please see below tables for additional indexes.

Performance expectations for small-cap at the start of 2024 were highlighted by a sense of potential broadening; however, the sustained higher interest rate environment weighed on both value and growth, with higher variable-rate exposure and longer time horizons versus large-cap growth. Looking ahead, we maintain a cautiously optimistic stance, guided by our commitment to disciplined investment processes and risk management, focusing on higher quality investments.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	WesMark Small Company Fund - $24,821	Russell 2000® Index TR - $21,223
2024	$24,821	$21,223
2023	$20,314	$19,028
2022	$17,005	$16,273
2021	$21,407	$20,453
2020	$17,372	$17,813
2019	$12,716	$14,849
2018	$10,569	$11,830
2017	$12,250	$13,294
2016	$10,823	$11,595
2015	$9,713	$9,559
2014	$10,000	$10,000

Average Annual Total Returns

WesMark Small Company Fund	1 Year	5 Year	10 Year
WesMark Small Company Fund	22.19%	14.31%	9.52%
Russell 2000® Index TR	11.54%	7.40%	7.82%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

Fund Statistics

WesMark Small Company Fund	WesMark Small Company Fund
Total Net Assets	$133,264,280
# of Portfolio Holdings	91
Portfolio Turnover Rate	26%
Advisory Fees Paid	$913,757

What did the Fund invest in?

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.1%
Short Term Investments	1.0%
Real Estate	1.1%
Communication Services	1.2%
Utilities	2.2%
Materials	4.3%
Consumer Staples	6.6%
Consumer Discretionary	6.9%
Energy	7.0%
Health Care	13.5%
Financials	16.7%
Information Technology	17.9%
Industrials	21.5%

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Moog, Inc.	3.0%
Sprouts Farmers Market, Inc.	2.7%
Varonis Systems, Inc.	2.7%
Applied Industrial Technologies, Inc.	2.6%
Stifel Financial Corp.	2.5%
Celestica, Inc.	2.5%
AAON, Inc.	2.4%
Granite Construction, Inc.	2.3%
Comstock Resources, Inc.	2.0%
First Bancorp/Southern Pines, NC	2.0%
Total % of Top 10 Holdings	24.7%

Asset Weighting (% of Fund's net assets)

Value	Value
COMMON STOCK	98.9%
SHORT TERM INVESTMENTS	1.0%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.1%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources. For proxy voting records, call toll-free at 1-800-864-1013.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMKSX

WesMark Small Company Fund

Annual Shareholder Report

December 31, 2024

951025501–A–12312024

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMKTX

WesMark Tactical Opportunity Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Tactical Opportunity Fund	$146	1.44%

How did the Fund perform last year?

The WesMark Tactical Opportunity Fund Fund returned 7.18% for the 12 months ended December 31, 2024. This is in contrast to the HFRI Fund of Funds Index, which had a 9.71% return for the same time period. Please see below tables for additional indexes.

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Large-cap US growth drove an outsized proportion of overall returns led by the technology sector. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. Alternative assets provided diversification. We will continue to seek growth opportunities while prioritizing capital preservation in potentially volatile conditions.

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Investor - $14,888	60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF - $17,693	Bloomberg US Aggregate Bond Index - $11,432	HFRI Fund of Funds Index - $14,581	S&P 500 Total Return Index - $34,254
2024	$14,888	$17,627	$11,042	$14,269	$28,095
2023	$13,891	$15,742	$10,906	$13,006	$22,473
2022	$12,970	$13,595	$10,334	$12,261	$17,795
2021	$14,802	$15,998	$11,880	$12,949	$21,730
2020	$12,991	$14,373	$12,066	$12,196	$16,884
2019	$11,975	$12,599	$11,224	$10,999	$14,260
2018	$10,270	$10,522	$10,324	$10,148	$10,845
2017	$10,833	$11,151	$10,323	$10,573	$11,343
2017	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

WesMark Tactical Opportunity Fund	1 Year	5 Year	Since Inception
Investor (Incep. March 1, 2017)	7.18%	4.45%	5.21%
HFRI Fund of Funds Index	9.71%	5.34%	4.64%
S&P 500 Total Return Index	25.02%	14.53%	14.09%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.27%
60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF	11.97%	6.95%	7.50%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

Fund Statistics

WesMark Tactical Opportunity Fund	WesMark Tactical Opportunity Fund
Total Net Assets	$45,895,547
# of Portfolio Holdings	16
Portfolio Turnover Rate	21%
Advisory Fees Paid	$349,171

What did the Fund invest in?

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
iShares iBoxx $ Investment Grade Corporate Bond ETF	13.7%
iShares® Core U.S. Aggregate Bond ETF	13.5%
iShares Russell 2000 ETF	10.4%
Vanguard Mega Cap Value ETF	10.2%
iShares 1-3 Year Treasury Bond ETF	8.7%
SPDR S&P 500 ETF Trust	7.0%
SPDR Gold Shares	6.6%
iShares MSCI ACWI ex U.S. ETF	4.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4%
Energy Select Sector SPDR Fund	4.4%
Total % of Top 10 Holdings	83.7%

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.1%
Short Term Investments	2.5%
International (ex. U.S.) Equity	4.8%
Broad Domestic Equity	10.1%
U.S. Value Company Focused Equity	10.2%
U.S. Small and Mid Cap Equity	10.4%
Commodities	11.0%
U.S. Sector Focused Equity	15.0%
Broad Domestic Fixed Income	35.9%

Asset Weighting (% of Fund's net assets)

Value	Value
EXCHANGE TRADED FUNDS	97.4%
SHORT TERM INVESTMENTS	2.5%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.1%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources. For proxy voting records, call toll-free at 1-800-864-1013.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMKTX

WesMark Tactical Opportunity Fund

Annual Shareholder Report

December 31, 2024

951025600–A–12312024

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMKMX

WesMark West Virginia Municipal Bond Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about WesMark WV Muni Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark WV Muni Bond Fund	$116	1.16%

How did the Fund perform last year?

The WesMark WV Muni Bond Fund Fund returned -0.01% for the 12 months ended December 31, 2024. This is in contrast to the Bloomberg Municipal Bond Index, which had a 1.05% return for the same time period. Please see below tables for additional indexes.

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. Quality and duration management were effective. Supply of new issue West Virginia tax-exempt bonds have been limited.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	WesMark WV Muni Bond Fund - $11,173	Bloomberg Municipal Bond Index - $12,494	Bloomberg US Municipal Bond: 5 Year (4-6) Index - $11,805
2024	$11,173	$12,494	$11,805
2023	$11,174	$12,364	$11,669
2022	$10,715	$11,620	$11,187
2021	$11,626	$12,703	$11,808
2020	$11,575	$12,513	$11,768
2019	$11,186	$11,893	$11,283
2018	$10,670	$11,060	$10,701
2017	$10,620	$10,920	$10,523
2016	$10,221	$10,356	$10,203
2015	$10,214	$10,330	$10,243
2014	$10,000	$10,000	$10,000

Average Annual Total Returns

WesMark West Virginia Municipal Bond Fund	1 Year	5 Year	10 Year
WesMark WV Muni Bond Fund	-0.01%	-0.02%	1.12%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg US Municipal Bond: 5 Year (4-6) Index	1.17%	0.91%	1.67%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

Fund Statistics

WesMark West Virginia Municipal Bond Fund	WesMark West Virginia Municipal Bond Fund
Total Net Assets	$88,189,120
# of Portfolio Holdings	114
Portfolio Turnover Rate	9%
Advisory Fees Paid	$527,271

What did the Fund invest in?

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Ohio County Board of Education	3.2%
West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program)	3.0%
Jefferson County Board of Education	2.6%
Hancock, WV	2.5%
Monongalia County Building Commission	2.2%
West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities)	2.0%
Mason County Public Service District Water Revenue	2.0%
West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot)	1.9%
Hampshire County, West Virginia, Building Commission Revenue Bonds	1.9%
Cabell County Board of Education	1.9%
Total % of Top 10 Holdings	23.2%

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.5%
Municipal Bond	7.2%
Non-Taxable Municipal Bonds	92.3%

Asset Weighting (% of Fund's net assets)

Value	Value
NON-TAXABLE MUNICIPAL BONDS	99.5%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.5%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources. For proxy voting records, call toll-free at 1-800-864-1013.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMKMX

WesMark West Virginia Municipal Bond Fund

Annual Shareholder Report

December 31, 2024

951025105–A–12312024

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer.

(b)	Not Applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant a waiver, including an implicit waiver, from a provision of the Code of Ethics.

(e)	Not Applicable.

(f)	The registrant hereby undertakes to provide to any person, without charge, upon request, a copy of the code of ethics referenced in Item 2(a) above. To request a copy of the code of ethics, contact the registrant at 1-800-864-1013.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the following members of the Board’s Audit Committee are each an “audit committee financial expert” and are “independent” for purposes of this Item: Lawrence E. Bandi and Jordan A. Miller, Jr.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed in each of the fiscal years ended December 31, 2023 and December 31, 2024 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $87,500 and $[ ] respectively.

(b)

Audit-Related Fees. The aggregate fees billed in each of the fiscal years ended December 31, 2023 and December 31, 2024 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and [$0], respectively.

(c)

Tax Fees. The aggregate fees billed in each of the fiscal years ended December 31, 2023 and December 31, 2024 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $19,500 and $[ ], respectively.

(d)

All Other Fees. The aggregate fees billed in each of the fiscal years ended December 31, 2023 and December 31, 2024 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $13,000 and $[ ] respectively. These services were provided in connection with conducting Rule 17f-2 examinations and preparing related SEC filings.

(e)(1) Audit Committee Policies Regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit Services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit Services; all other Audit Services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the registrant’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-Related Services does not impair the independence of the auditor, and has pre-approved certain Audit-Related Services; all other Audit-Related Services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax Services to the registrant such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax Services; all Tax Services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) The services described in paragraphs (c) and (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. There were no services of the kind described in paragraph (b) of this Item provided.

(f)

Not applicable to registrant.

(g)

Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the fiscal years of the registrant ended December 31, 2023 and December 31, 2024 were $14,500 and $[ ], respectively.

(h)

The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)

Not applicable to registrant.

(j)

Not applicable to registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s most recent annual financial statements required, and for the period covered by this report, by Regulation S-X are attached herewith.

(b)	The registrant’s financial highlights, audited for the latest 5 years as required in Regulation S-X, are attached herewith.

Small Company Fund

Large Company Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

WesMark Funds℠

Annual Financial Statements & Other Information » 12.31.24

(Includes N-CSR Items 7-11)

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

Table of Contents

December 31, 2024

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Small Company Fund
Schedule of Investments	2
Large Company Fund
Schedule of Investments	5
Balanced Fund
Schedule of Investments	8
Government Bond Fund
Schedule of Investments	13
West Virginia Municipal Bond Fund
Schedule of Investments	16
Tactical Opportunity Fund
Schedule of Investments	19
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements and Financial Highlights	31
Report of Independent Registered Public Accounting Firm	42
Additional Information	43
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	44
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	45
Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies	46
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	47

Annual Report » December 31, 2024

WesMark Funds

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

Annual Report | December 31, 2024	1

Schedule of Investments

WesMark Small Company Fund	December 31, 2024

Shares		Value
COMMON STOCKS-98.9%
COMMUNICATION SERVICES-1.2%
	Interactive Media & Services-0.8%
18,946	Ziff Davis, Inc.(1)	$1,029,526

	Movies & Entertainment-0.4%
150,500	Eventbrite, Inc.(1)	505,680

TOTAL COMMUNICATION SERVICES		1,535,206

CONSUMER DISCRETIONARY-7.0%
	Auto Parts & Equipment-0.7%
30,700	Fox Factory Holding Corp.(1)	929,289

	Automotive Retail-0.4%
10,800	Advance Auto Parts, Inc.	510,732

	Home Furnishings-0.5%
27,000	Lovesac Co.(1)	638,820

	Hotels, Resorts & Cruise Lines-0.9%
32,122	Hilton Grand Vacations, Inc.(1)	1,251,152

	Restaurants-3.1%
34,485	Dutch Bros, Inc., Class A(1)	1,806,324
68,699	First Watch Restaurant Group, Inc.(1)	1,278,488
3,411	Wingstop, Inc.	969,406
		4,054,218
	Retail-1.4%
33,187	Urban Outfitters, Inc.(1)	1,821,303

TOTAL CONSUMER DISCRETIONARY		9,205,514

CONSUMER STAPLES-6.6%
	Food Distributors-0.5%
17,479	Andersons, Inc.	708,249

	Food Retail-2.7%
28,582	Sprouts Farmers Market, Inc.(1)	3,631,915

	Packaged Foods & Meats-2.0%
154,000	BRC, Inc.(1)	488,180
41,946	Simply Good Foods Co.(1)	1,635,055
63,600	SunOpta, Inc.(1)	489,720
		2,612,955
Shares (continued)		Value
	Personal Care Products-1.4%
8,824	elf Beauty, Inc.(1)	$1,107,853
18,600	Oddity Tech, Ltd.(1)	781,572
		1,889,425
TOTAL CONSUMER STAPLES		8,842,544

ENERGY-6.9%
	Oil & Gas Exploration & Production-6.1%
149,549	Comstock Resources, Inc.(1)	2,724,783
9,900	Gulfport Energy Corp.(1)	1,823,580
56,538	Magnolia Oil & Gas Corp., Class A	1,321,859
20,494	Matador Resources Co.	1,152,993
30,500	Northern Oil & Gas, Inc.	1,133,380
		8,156,595

	Oil&Gas Services-0.8%
56,100	Liberty Energy, Inc., Class A	1,115,829

TOTAL ENERGY		9,272,424

FINANCIALS-16.8%
	Asset Management & Custody Banks-1.4%
28,962	Victory Capital Holdings, Inc., Class A	1,895,853

	Insurance Brokers-0.8%
9,800	Goosehead Insurance, Inc., Class A(1)	1,050,756

	Investment Banking & Brokerage-3.9%
11,704	PJT Partners, Inc.	1,847,008
31,000	Stifel Financial Corp.	3,288,480
		5,135,488
	Property & Casualty Insurance-1.0%
25,600	Employers Holdings, Inc.	1,311,488

	Regional Banks-8.6%
27,827	Ameris Bancorp	1,741,135
62,700	Atlantic Union Bankshares Corp.	2,375,076
5,300	Axos Financial, Inc.(1)	370,205
22,169	Banner Corp.	1,480,224
46,816	Cadence Bank	1,612,811
60,108	First Bancorp/Southern Pines, NC	2,642,949
52,504	Old National Bancorp	1,139,599
		11,361,999

2	www.wesmarkfunds.com

Schedule of Investments

December 31, 2024	WesMark Small Company Fund

Shares (continued)		Value
	Transaction & Payment Processing Services-1.1%
64,947	I3 Verticals, Inc., Class A(1)	$1,496,379

TOTAL FINANCIALS		22,251,963

HEALTH CARE-13.6%
	Biotechnology-4.1%
51,800	ACADIA Pharmaceuticals, Inc.(1)	950,530
102,700	Arcutis Biotherapeutics, Inc.(1)	1,430,611
29,300	GRAIL, Inc.(1)	523,005
12,900	Guardant Health, Inc.(1)	394,095
111,200	Recursion Pharmaceuticals, Inc.(1)	751,712
74,400	UroGen Pharma, Ltd.(1)	792,360
11,800	Viking Therapeutics, Inc.(1)	474,832
		5,317,145
	Health Care Distributors-0.9%
38,036	Patterson Cos., Inc.	1,173,791

	Health Care Equipment-1.6%
16,318	Integer Holdings Corp.(1)	2,162,461

	Health Care Facilities-1.1%
37,733	Select Medical Holdings Corp.	711,267
39,363	Surgery Partners, Inc.(1)	833,315
		1,544,582
	Health Care Services-0.5%
30,449	Concentra Group Holdings Parent, Inc.	602,281

	Health Care Supplies-0.5%
59,696	Neogen Corp.(1)	724,709

	Life Sciences Tools & Services-1.2%
31,000	Azenta, Inc.(1)	1,550,000

	Pharmaceuticals-2.8%
13,300	Axsome Therapeutics, Inc.(1)	1,125,313
149,706	Elanco Animal Health, Inc.(1)	1,812,940
11,109	Prestige Brands Holdings, Inc.(1)	867,502
		3,805,755
	Technology-0.9%
46,000	Phreesia, Inc.(1)	1,157,360

TOTAL HEALTH CARE		18,038,084
Shares (continued)		Value
INDUSTRIALS-21.2%
	Aerospace & Defense-3.0%
20,500	Moog, Inc., Class A	$4,035,220

	Building Products-4.4%
27,500	AAON, Inc.	3,236,200
8,797	Armstrong World Industries, Inc.	1,243,280
24,428	Gibraltar Industries, Inc.(1)	1,438,809
		5,918,289
	Construction & Engineering-5.4%
16,000	Argan, Inc.	2,192,642
35,422	Granite Construction, Inc.	3,106,864
6,500	Quanta Services, Inc.	2,054,325
		7,353,831

	Construction Machinery & Heavy Transportation Equipment-1.4%
48,400	Atmus Filtration Technologies, Inc.	1,896,312

	Heavy Electrical Equipment-1.7%
103,000	Bloom Energy Corp., Class A(1)	2,287,630

	Human Resource & Employment Services-1.7%
32,945	Korn Ferry	2,222,140

	Research & Consulting Services-1.0%
12,363	Science Applications International Corp.	1,381,936

	Trading Companies & Distributors-2.6%
14,705	Applied Industrial Technologies, Inc.	3,521,406

TOTAL INDUSTRIALS		28,616,764

INFORMATION TECHNOLOGY-17.9%
	Application Software-2.6%
81,254	Box, Inc., Class A(1)	2,567,626
78,000	Mitek Systems, Inc.(1)	868,140
		3,435,766

	Communications Equipment-0.9%
73,400	Extreme Networks, Inc.(1)	1,228,716

	Electronic Components-0.9%
59,096	Knowles Corp.(1)	1,177,783

	Electronic Equipment & Instruments-1.7%
13,427	OSI Systems, Inc.(1)	2,248,083

Annual Report | December 31, 2024	3

Schedule of Investments

WesMark Small Company Fund	December 31, 2024

Shares (continued)		Value
	Electronic Manufacturing Services-3.7%
35,400	Celestica, Inc.(1)	$3,267,420
64,291	TTM Technologies, Inc.(1)	1,591,202
		4,858,622
	IT Consulting & Other Services-1.0%
42,656	Hackett Group, Inc.	1,310,392

	Semiconductors-1.2%
15,500	Credo Technology Group Holding, Ltd.(1)	1,041,755
10,800	Rambus, Inc.(1)	570,888
		1,612,643
	Systems Software-4.3%
6,656	Qualys, Inc.(1)	933,304
56,896	SentinelOne, Inc., Class A(1)	1,263,091
81,200	Varonis Systems, Inc.(1)	3,607,716
		5,804,111
	Technology Hardware, Storage & Peripherals-1.6%
35,095	Pure Storage, Inc., Class A(1)	2,155,886

TOTAL INFORMATION TECHNOLOGY		23,832,002

MATERIALS-4.4%
	Commodity Chemicals-1.7%
18,350	Hawkins, Inc.	2,250,995

	Diversified Metals & Mining-0.3%
4,000	Materion Corp.	395,520

	Metal, Glass & Plastic Containers-0.5%
9,839	Greif, Inc., Class A	601,360

	Specialty Chemicals-0.7%
13,000	HB Fuller Co.	877,240

	Steel-1.2%
9,682	Carpenter Technology Corp.	1,643,132

TOTAL MATERIALS		5,768,247

REAL ESTATE-1.1%
	Health Care REITs-0.6%
46,985	Sabra Health Care REIT, Inc.	813,780
Shares (continued)		Value
	Self-Storage REITs-0.5%
17,700	National Storage Affiliates Trust	$671,007

TOTAL REAL ESTATE		1,484,787

UTILITIES-2.2%
	Electric-1.1%
22,500	Ormat Technologies, Inc.	1,523,700

	Multi-Utilities-0.8%
30,000	Avista Corp.	1,098,900

	Water-0.3%
31,000	Global Water Resources, Inc.	356,500

TOTAL UTILITIES		2,979,100

TOTAL COMMON STOCKS
(Cost $78,955,334)		131,826,635

SHORT TERM INVESTMENTS-1.0%
	Mutual Funds-1.0%
1,322,552	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.400% (at net asset value)	1,322,552

TOTAL SHORT TERM INVESTMENTS
(Cost $1,322,552)		1,322,552

TOTAL INVESTMENTS-99.9%
(Cost $80,277,886)		133,149,187
OTHER ASSETS AND LIABILITIES-NET(2)-0.1%		115,093
NET ASSETS-100.0%		$133,264,280

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of December 31, 2024.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

4	www.wesmarkfunds.com

Schedule of Investments

December 31, 2024	WesMark Large Company Fund

Shares		Value
COMMON STOCKS-96.9%
COMMUNICATION SERVICES-10.7%

	Interactive Media & Services-10.0%
103,260	Alphabet, Inc., Class A	$19,547,118
23,000	Meta Platforms, Inc., Class A	13,466,730
		33,013,848
	Movies & Entertainment-0.7%
5,326	Spotify Technology SA(1)	2,382,746

TOTAL COMMUNICATION SERVICES		35,396,594

CONSUMER DISCRETIONARY-9.7%
	Apparel, Accessories & Luxury Goods-0.8%
7,287	Lululemon Athletica, Inc.(1)	2,786,622

	Auto Manufacturers-0.5%
4,400	Tesla, Inc.(1)	1,776,896

	Broadline Retail-4.9%
74,000	Amazon.com, Inc.(1)	16,234,860

	Footwear-1.1%
68,882	On Holding AG(1)	3,772,667

	Home Improvement Retail-1.2%
9,950	Home Depot, Inc.	3,870,450

	Hotels, Resorts & Cruise Lines-1.2%
13,800	Marriott International, Inc., Class A	3,849,372

TOTAL CONSUMER DISCRETIONARY		32,290,867

CONSUMER STAPLES-4.9%
	Household Products-1.7%
33,107	Procter & Gamble Co.	5,550,388

	Hypermarkets & Super Centers-1.4%
51,400	Walmart, Inc.	4,643,990

	Packaged Foods & Meats-0.9%
52,742	Mondelez International, Inc., Class A	3,150,280
Shares (continued)		Value
	Soft Drinks & Non-alcoholic Beverages-0.9%
94,058	Keurig Dr Pepper, Inc.	$3,021,143

TOTAL CONSUMER STAPLES		16,365,801

ENERGY-3.6%
	Integrated Oil & Gas-1.4%
42,626	Exxon Mobil Corp.	4,585,279

	Oil & Gas Exploration & Production-2.2%
42,274	ConocoPhillips	4,192,313
19,000	Diamondback Energy, Inc.	3,112,770
		7,305,083
TOTAL ENERGY		11,890,362

FINANCIALS-12.2%
	Asset Management & Custody Banks-3.8%
6,669	Blackrock, Inc.	6,836,459
243,100	Blue Owl Capital, Inc.	5,654,506
		12,490,965
	Diversified Banks-3.2%
65,900	Fifth Third Bancorp	2,786,252
33,130	JP Morgan Chase & Co.	7,941,592
		10,727,844
	Insurance-0.5%
9,200	Allstate Corp.	1,773,668

	Investment Banking & Brokerage-1.4%
36,221	Morgan Stanley	4,553,704

	Transaction & Payment Processing Services-3.3%
21,000	Mastercard, Inc., Class A	11,057,970

TOTAL FINANCIALS		40,604,151

HEALTH CARE-9.7%
	Biotechnology-3.1%
29,978	AbbVie, Inc.	5,327,092
18,624	Amgen, Inc.	4,854,159
		10,181,251
	Life Sciences Tools & Services-2.7%
14,514	IQVIA Holdings, Inc.(1)	2,852,146
11,179	Thermo Fisher Scientific, Inc.	5,815,651
		8,667,797

Annual Report | December 31, 2024	5

Schedule of Investments

WesMark Large Company Fund	December 31, 2024

Shares (continued)		Value
	Managed Health Care-1.9%
12,200	UnitedHealth Group, Inc.	$6,171,492

	Pharmaceuticals-2.0%
55,904	Merck & Co., Inc.	5,561,330
13,200	Novo Nordisk A/S, ADR	1,135,464
		6,696,794
TOTAL HEALTH CARE		31,717,334

INDUSTRIALS-8.4%
	Aerospace & Defense-3.3%
58,000	RTX Corp.	6,711,760
56,532	Textron, Inc.	4,324,133
		11,035,893
	Agricultural & Farm Machinery-1.4%
11,164	Deere & Co.	4,730,187

	Industrial Machinery & Supplies & Components-3.0%
15,600	Chart Industries, Inc.(1)	2,977,104
11,000	Parker-Hannifin Corp.	6,996,330
		9,973,434
	Passenger Ground Transportation-0.7%
38,000	Uber Technologies, Inc.(1)	2,292,160

TOTAL INDUSTRIALS		28,031,674

INFORMATION TECHNOLOGY-33.8%
	Application Software-4.7%
8,036	Adobe, Inc.(1)	3,573,448
17,500	Datadog, Inc., Class A(1)	2,500,575
28,090	Salesforce, Inc.	9,391,330
		15,465,353
	Communications Equipment-0.8%
10,662	F5 Networks, Inc.(1)	2,681,173

	Internet Services & Infrastructure-1.0%
31,600	Shopify, Inc., Class A(1)	3,360,028

	Semiconductors-10.1%
35,468	Advanced Micro Devices, Inc.(1)	4,284,180
74,440	Broadcom, Inc.	17,258,170
40,592	Marvell Technology Group, Ltd.	4,483,386
56,304	NVIDIA Corp.	7,561,064
		33,586,800
Shares (continued)		Value
	Systems Software-8.5%
51,564	Microsoft Corp.	$21,734,226
37,879	Oracle Corp.	6,312,156
		28,046,382
	Technology Hardware, Storage & Peripherals-8.7%
109,000	Apple, Inc.	27,295,780
13,700	Dell Technologies, Inc.	1,578,788
		28,874,568
TOTAL INFORMATION TECHNOLOGY		112,014,304

MATERIALS-1.5%
	Commodity Chemicals-0.4%
31,600	Dow Chemical Co.	1,268,108

	Specialty Chemicals-1.1%
31,455	PPG Industries, Inc.	3,757,300

TOTAL MATERIALS		5,025,408

UTILITIES-2.4%
	Electric Utilities-1.5%
68,369	NextEra Energy, Inc.	4,901,374

	Water Utilities-0.9%
24,662	American Water Works Co., Inc.	3,070,172

TOTAL UTILITIES		7,971,546

TOTAL COMMON STOCKS
(Cost $133,138,938)		321,308,041

SHORT TERM INVESTMENTS-3.1%
	Mutual Funds-3.1%
10,254,287	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.400% (at net asset value)	10,254,287

TOTAL SHORT TERM INVESTMENTS
(Cost $10,254,287)		10,254,287

TOTAL INVESTMENTS-100.0% (Cost $143,393,225)		331,562,328
OTHER ASSETS AND LIABILITIES-NET(2)-0.0%(3)		19,093
NET ASSETS-100.0%		$331,581,421

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Schedule of Investments

December 31, 2024	WesMark Large Company Fund

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note - The categories of investments are shown as a percentage of net assets as of December 31, 2024.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

Annual Report | December 31, 2024	7

Schedule of Investments

WesMark Balanced Fund	December 31, 2024

Shares/Principal Amount		Value
COMMON STOCKS-59.9%

COMMUNICATION SERVICES-3.3%
	Integrated Telecommunication Services-1.9%
82,000	AT&T, Inc.	$1,867,140

	Interactive Media & Services-1.4%
2,370	Meta Platforms, Inc., Class A	1,387,659

TOTAL COMMUNICATION SERVICES		3,254,799

CONSUMER DISCRETIONARY-5.2%
	Footwear-0.6%
7,500	NIKE, Inc., Class B	567,525

	Home Improvement Retail-2.0%
7,773	Lowe's Cos, Inc.	1,918,376

	Other Specialty Retail-1.0%
4,314	Dick's Sporting Goods, Inc.	987,216

	Restaurants-1.6%
3,487	McDonald's Corp.	1,010,846
6,500	Starbucks Corp.	593,125
		1,603,971
TOTAL CONSUMER DISCRETIONARY		5,077,088

CONSUMER STAPLES-7.0%
	Consumer Staples Merchandise Retail-3.6%
12,954	Target Corp.	1,751,122
18,987	Walmart, Inc.	1,715,475
		3,466,597
	Household Products-1.1%
6,200	Procter & Gamble Co.	1,039,430

	Soft Drinks & Non-alcoholic Beverages-2.3%
14,886	PepsiCo, Inc.	2,263,565

TOTAL CONSUMER STAPLES		6,769,592

ENERGY-4.2%
	Integrated Oil & Gas-2.6%
17,313	Chevron Corp.	2,507,615

	Oil & Gas Exploration & Production-0.9%
7,299	EOG Resources, Inc.	894,711
Shares/Principal Amount (continued)		Value
	Oil & Gas Refining & Marketing-0.7%
5,117	Valero Energy Corp.	$627,293

TOTAL ENERGY		4,029,619

FINANCIALS-9.5%
	Asset Management & Custody Banks-1.6%
15,471	State Street Corp.	1,518,479

	Diversified Banks-5.6%
13,409	JPMorgan Chase & Co.	3,214,271
8,000	PNC Financial Services Group, Inc.	1,542,800
14,609	US Bancorp	698,749
		5,455,820
	Investment Banking & Brokerage-2.3%
3,805	The Goldman Sachs Group, Inc.	2,178,819

TOTAL FINANCIALS		9,153,118

HEALTH CARE-7.1%
	Biotechnology-3.0%
16,500	AbbVie, Inc.	2,932,050

	Pharmaceuticals-4.1%
2,321	Eli Lilly & Co.	1,791,812
17,956	Merck & Co., Inc.	1,786,263
4,100	Novo Nordisk A/S, ADR	352,682
		3,930,757
TOTAL HEALTH CARE		6,862,807

INDUSTRIALS-5.9%
	Aerospace & Defense-1.2%
5,400	L3Harris Technologies, Inc.	1,135,512

	Agricultural & Farm Machinery-0.7%
1,599	Deere & Co.	677,496

	Air Freight & Logistics-1.2%
9,508	United Parcel Service, Inc., Class B	1,198,959

	Construction Machinery & Heavy Equipment-2.8%
7,525	Caterpillar, Inc.	2,729,769

TOTAL INDUSTRIALS		5,741,736

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Schedule of Investments

December 31, 2024	WesMark Balanced Fund

Shares/Principal Amount (continued)		Value
INFORMATION TECHNOLOGY-13.7%
	Communications Equipment-2.3%
38,000	Cisco Systems, Inc.	$2,249,600

	IT Consulting & Other Services-1.5%
6,400	International Business Machines Corp.	1,406,912

	Semiconductors-2.2%
3,432	Analog Devices, Inc.	729,163
7,000	Texas Instruments, Inc.	1,312,570
		2,041,733
	Systems Software-2.0%
4,500	Microsoft Corp.	1,896,750

	Technology Hardware, Storage & Peripherals-5.7%
22,141	Apple, Inc.	5,544,549

TOTAL INFORMATION TECHNOLOGY		13,139,544

MATERIALS-0.8%
	Commodity Chemicals-0.8%
18,200	Dow Chemical Co.	730,366

TOTAL MATERIALS		730,366

REAL ESTATE-1.3%
	Data Center REITs-0.8%
4,400	Digital Realty Trust, Inc. REIT	780,252

	Self-Storage REITs-0.5%
11,408	CubeSmart REIT	488,833

TOTAL REAL ESTATE		1,269,085

UTILITIES-1.9%
	Electric Utilities-1.1%
9,886	Duke Energy Corp.	1,065,118
Shares/Principal Amount (continued)		Value
	Multi-Utilities-0.8%
14,099	Dominion Energy, Inc.	$759,372

TOTAL UTILITIES		1,824,490

TOTAL COMMON STOCKS
(Cost $30,710,800)		57,852,244

CORPORATE BONDS-22.6%
	Auto Manufacturers-1.0%
$550,000	American Honda Finance Corp., 1.800%, 1/13/2031	454,759
500,000	PACCAR Financial Corp., 4.450%, 8/6/2027	499,631
		954,390
	Banks-1.2%
500,000	Fifth Third Bank, Inc., 3.850%, 3/15/2026	494,018
150,000	PNC Bank NA, 2.700%, 10/22/2029	134,676
500,000	PNC Financial Services Group, Inc., 1D US SOFR + 2.284%, 10/20/2034(1)	545,996
		1,174,690
	Chemicals-0.5%
500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co LP, 5.125%, 4/1/2025(2)	500,265

	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 4.400%, 6/1/2032	480,283

	Computers-0.5%
500,000	Dell International LLC / EMC Corp., 5.750%, 2/1/2033	513,839

	Diversified Financial Services-1.5%
500,000	American Express Co., 1D US SOFR + 1.835%, 5/1/2034(1)	491,495
250,000	Blackrock, Inc., 2.400%, 4/30/2030	222,134
500,000	Charles Schwab Corp., 1D US SOFR + 2.50%, 5/19/2034(1)	514,911
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	250,120
		1,478,660

Annual Report | December 31, 2024	9

Schedule of Investments

WesMark Balanced Fund	December 31, 2024

Shares/Principal Amount (continued)		Value
	Diversified Manufacturing-0.5%
$500,000	3M Co., 3.375%, 3/1/2029	$471,735

	Electric-3.1%
500,000	CenterPoint Energy Houston Electric LLC, 4.450%, 10/1/2032	477,120
500,000	Duke Energy Corp., 4.300%, 3/15/2028	492,281
500,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 2/7/2031	503,255
500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	487,401
500,000	NextEra Energy Capital Holdings, Inc., 5.000%, 7/15/2032	492,678
500,000	Wisconsin Electric Power Co., 4.750%, 9/30/2032	493,093
		2,945,828
	Electronics-0.7%
500,000	Honeywell International, Inc., 4.500%, 1/15/2034	477,251
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	179,913
		657,164
	Engineering&Construction-0.5%
500,000	Jacobs Engineering Group, Inc., 5.900%, 3/1/2033	506,873

	Environmental Control-1.0%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	498,346
500,000	Republic Services, Inc., 5.700%, 5/15/2041	499,997
		998,343
	Healthcare-Products-0.5%
500,000	GE HealthCare Technologies, Inc., 5.650%, 11/15/2027	512,537

	Insurance-1.9%
500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	438,157
400,000	Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	335,655
500,000	MetLife, Inc., 5.875%, 2/6/2041	511,129
500,000	Progressive Corp., 4.950%, 6/15/2033	495,317
		1,780,258

Shares/Principal Amount (continued)		Value
	Internet-0.3%
$250,000	Expedia Group, Inc., 3.800%, 2/15/2028	$241,591

	Lodging-0.5%
500,000	Marriott International, Inc., 4.900%, 4/15/2029	499,247

	Machinery-Constr&Mining-0.5%
500,000	Caterpillar Financial Services Corp., 3.600%, 8/12/2027	489,473

	Machinery-Diversified-0.5%
500,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	511,877

	Oil&Gas-0.8%
500,000	Marathon Oil Corp., 6.600%, 10/1/2037	546,969
250,000	Phillips 66, 4.650%, 11/15/2034	233,264
		780,233
	Pharmaceuticals-1.1%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	464,296
175,000	AbbVie, Inc., 4.550%, 3/15/2035	164,641
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	244,947
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	189,846
		1,063,730
	Pipelines-0.5%
500,000	ONEOK, Inc., 5.800%, 11/1/2030	515,574

	Regional Banks-1.0%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	993,719

	REITS-0.5%
500,000	Prologis Targeted US Logistics Fund LP, 5.250%, 4/1/2029(2)	505,791

	Retail-2.5%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	243,173
175,000	Home Depot, Inc., 5.875%, 12/16/2036	184,176
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	491,191

10	www.wesmarkfunds.com

Schedule of Investments

December 31, 2024	WesMark Balanced Fund

Shares/Principal Amount (continued)		Value
$500,000	Target Corp., 4.400%, 1/15/2033	$479,348
500,000	Walmart, Inc., 5.250%, 9/1/2035	515,379
500,000	Walmart, Inc., 3.950%, 6/28/2038	448,440
		2,361,707
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	485,772

	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	484,584
TOTAL CORPORATE BONDS
(Cost $22,329,020)		21,908,163

U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-0.5%
	Federal Home Loan Mortgage Corp.-0.1%
110,286	Freddie Mac REMICS, Series 2015-4517, Class PC, 2.500%, 5/15/2044	104,105

	Government National Mortgage Association-0.4%
396,045	Government National Mortgage Association, Series 2018-126, Class DA, 3.500%, 1/20/2048	369,171

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $505,550)		473,276

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.5%
	Commercial Mortgage-Backed Secuities-1.5%
1,500,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,479,101

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,534,308)		1,479,101

Shares/Principal Amount (continued)		Value
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-2.9%
	Federal Home Loan Mortgage Corp.-0.2%
$43,753	Freddie Mac Gold, Pool G18527, 3.000%, 10/1/2029	$42,444
198,474	Freddie Mac Gold Pool, Pool 18707, 3.500%, 9/1/2033	191,728
		234,172
	Federal National Mortgage Association-1.9%
563,008	Fannie Mae, Pool AM6756, 3.570%, 10/1/2029	538,447
694,747	Fannie Mae Pool, Pool BL5389, 2.710%, 5/1/2027	665,474
128,767	Fannie Mae Pool, Pool MA3621, 3.500%, 3/1/2039	119,950
43,340	Fannie Mae Pool, Pool BN4896, 4.000%, 1/1/2049	40,153
110,264	Fannie Mae Pool, Pool MA3592, 4.000%, 2/1/2049	102,205
340,788	Fannie Mae Pool, Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	345,661
		1,811,890

	Small Business Administration Pools-0.4%
143,751	Small Business Administration Pools, PRIME - 3.50%, 1/25/2042(1)	144,607
190,220	Small Business Administration Pools, PRIME - 3.50%, 7/25/2042(1)	188,912
		333,519
	UMBS Collateral-0.4%
431,718	Fannie Mae Pool, 5.000%, 12/1/2052	418,633

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $2,926,592)		2,798,214

U.S. GOVERNMENT SECURITIES-4.4%
	Federal Home Loan Banks-0.8%
750,000	4.625%, 11/17/2026	754,945

	U.S. Treasury Bond-2.3%
150,000	4.500%, 2/15/2036	149,874
150,000	4.750%, 2/15/2037	152,205
500,000	3.500%, 2/15/2039	438,471
500,000	2.875%, 8/15/2028	475,728
500,000	4.125%, 11/15/2032	487,796

Annual Report | December 31, 2024	11

Schedule of Investments

WesMark Balanced Fund	December 31, 2024

Shares/Principal Amount (continued)		Value
$501,585	1.625%, 10/15/2029	$493,315
		2,197,389
	U.S. Treasury Note-1.3%
100,000	3.875%, 11/30/2027	98,887
500,000	4.000%, 12/15/2025	499,200
750,000	3.500%, 1/31/2030	719,708
		1,317,795
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,400,614)		4,270,129

TAXABLE MUNICIPAL BONDS-2.4%
	California-0.2%
200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	155,388

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,529

	Ohio-0.6%
605,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	586,047

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	428,140

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	376,727

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	537,091

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,559,342)		2,353,922

Shares/Principal Amount (continued)	Value
SHORT TERM INVESTMENTS-5.4%
Mutual Funds-5.4%
5,271,887	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.400% (at net asset value)	$5,271,887

TOTAL SHORT TERM INVESTMENTS
(Cost $5,271,887)	5,271,887

TOTAL INVESTMENTS-99.6%
(Cost $70,238,113)	96,406,936
OTHER ASSETS AND LIABILITIES-NET(3)-0.4%	416,774
NET ASSETS-100.0%	$96,823,710

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of December 31, 2024 was 4.49%

1Y US TI - 1 Year US TI as of December 31, 2024 was 4.16%

PRIME - US Prime Rate as of December 31, 2024 was 7.50%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of December 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities amounted to a value of $1,470,352 or 1.52% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of December 31, 2024.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

12	www.wesmarkfunds.com

Schedule of Investments

December 31, 2024	WesMark Government Bond Fund

Shares/Principal Amount		Value
CORPORATE BONDS-10.5%
	Banks-7.1%
$1,000,000	Comerica, Inc., 4.000%, 2/1/2029	$948,810
1,000,000	Fifth Third Bank, Inc., 3.850%, 3/15/2026	988,036
1,000,000	First Citizens BancShares, Inc., 3M CME TERM SOFR + 2.465%, 3/15/2030(1)	994,195
3,000,000	First Horizon Bank, 5.750%, 5/1/2030	2,991,534
500,000	FNB Corp., 4.875%, 10/2/2025	497,101
1,000,000	KeyBank NA/Cleveland OH, 3.400%, 5/20/2026	977,977
1,000,000	KeyCorp, 2.250%, 4/6/2027	943,720
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	486,078
500,000	PNC Financial Services Group, Inc., SOFRINDX + 1.73%, 10/20/2027(1)	515,222
1,000,000	PNC Financial Services Group, Inc., SOFRINDX + 2.14%, 10/28/2033(1)	1,035,274
1,000,000	US Bancorp, 1D US SOFR + 1.60%, 2/1/2034(1)	957,567
1,000,000	Wintrust Financial Corp., 4.850%, 6/6/2029	953,047
		12,288,561
	Biotechnology-1.1%
2,000,000	Amgen, Inc., 5.250%, 3/2/2033	1,986,058

	Pipelines-0.6%
1,000,000	Kinder Morgan, Inc., 5.200%, 6/1/2033	977,455

	Retail-1.7%
2,000,000	AutoZone, Inc., 4.750%, 2/1/2033	1,919,799
1,000,000	Genuine Parts Co., 4.950%, 8/15/2029	997,538
		2,917,337
TOTAL CORPORATE BONDS
(Cost $17,827,433)		18,169,411

U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-21.5%
	Agency Collat CMO-12.3%
189,661	Freddie Mac Structured Pass-Through Certificates, Series 2003-55, Class 1A3A, 30D US SOFR + 0.51448%, 3/25/2043(1)	188,705
552,724	Fannie Mae REMIC Trust 2004-W14, Series 2004-W14, Class 1AF, 30D US SOFR + 0.51448%, 7/25/2044(1)	521,603

Shares/Principal Amount (continued)		Value
$533,174	Government National Mortgage Association, Series 2010-59, Class FL, 1M CME TERM SOFR + 0.61448%, 5/20/2040(1)	$528,697
1,866,405	Freddie Mac Strips, Series 2014-330, Class F4, 30D US SOFR + 0.46448%, 10/15/2037(1)	1,836,482
768,786	Freddie Mac REMICS, Series 2022-5227, Class JW, 4.000%, 1/25/2049	727,934
2,334,918	Fannie Mae REMICS, Series 2022-76, Class D, 5.500%, 8/25/2045	2,326,905
2,893,372	Fannie Mae REMICS, Series 2022-83, Class DA, 6.000%, 1/25/2048	2,959,988
1,406,253	Freddie Mac REMICS, Series 2023-5374, Class AV, 5.500%, 11/25/2034	1,405,191
2,827,548	Fannie Mae REMICS, Series 2024-6, Class BV, 5.500%, 2/25/2035	2,817,511
2,864,885	Freddie Mac REMICS, Series 2024-5386, Class CV, 5.500%, 2/25/2037	2,900,731
2,166,800	Freddie Mac REMICS, Series 2024-5417, Class E, 5.500%, 12/25/2050	2,190,126
3,000,000	Freddie Mac REMICS, Series 2024-5497, Class VA, 5.000%, 12/25/2035	2,911,641
		21,315,514
	Agency Collat PAC CMO-6.1%
6,732,154	Government National Mortgage Association, Series 2013-39, Class AE, 1.750%, 1/20/2043	5,966,202
3,687,143	Freddie Mac REMICS, Series 2020-5020, Class TP, 2.000%, 10/25/2050	2,870,708
1,863,310	Government National Mortgage Association, Series 2021-155, Class PE, 1.500%, 9/20/2051	1,593,243
		10,430,153
	Commercial MBS-1.7%
5,000,000	Government National Mortgage Association, Series 2021-203, Class B, 2.000%, 4/16/2062	2,995,429

	Federal Home Loan Mortgage Corp.-0.3%
588,110	Freddie Mac REMICS, Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	497,443

Annual Report | December 31, 2024	13

Schedule of Investments

WesMark Government Bond Fund	December 31, 2024

Shares/Principal Amount (continued)		Value
	Federal National Mortgage Association-0.9%
$539,268	Fannie Mae REMICS, Series 2003-W18, Class 2A, 4.811%, 6/25/2043, REMIC (1)	$535,751
731,601	Fannie Mae REMICS, Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	649,222
412,740	Fannie Mae REMICS, Series 2019-74, Class LB, 3.000%, 10/25/2049	369,680
		1,554,653

	Government National Mortgage Association - 0.2%
443,726	Government National Mortgage Association, Series 2013-38, Class KA, 1.250%, 2/20/2042	399,348
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $40,572,896)		37,192,540

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-39.8%
	Federal Home Loan Mortgage Corp.-0.5%
1,022,713	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	914,112

	FHLMC Collateral-1.0%
1,858,142	Freddie Mac Non Gold Pool, 2.189% - 30D US SOFR%, 6/1/2052(1)	1,705,374

	FNMA Collateral-3.9%
3,215,757	Fannie Mae Pool, 3.440%, 2/1/2032	2,959,961
2,504,395	Fannie Mae Pool, 4.500%, 2/1/2041	2,409,436
1,687,572	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,443,049
		6,812,446
	GNMA2 Collateral-3.6%
2,488,913	Ginnie Mae II Pool, 4.000%, 8/20/2052	2,265,740
2,635,986	Ginnie Mae II Pool, 5.500%, 11/20/2052	2,606,039
1,322,258	Ginnie Mae II Pool, 5.500%, 12/20/2052	1,307,351
		6,179,130
	UMBS Collateral-30.8%
4,243,860	Freddie Mac Pool, 4.000%, 6/1/2052	3,887,169
4,310,879	Freddie Mac Pool, 4.500%, 10/1/2052	4,064,635
2,684,939	Freddie Mac Pool, 4.000%, 11/1/2052	2,460,177

Shares/Principal Amount (continued)		Value
$4,382,655	Freddie Mac Pool, 5.000%, 1/1/2053	$4,233,628
4,454,650	Freddie Mac Pool, 5.000%, 2/1/2053	4,313,844
897,332	Freddie Mac Pool, 5.500%, 9/1/2053	887,132
3,391,061	Freddie Mac Pool, 6.000%, 9/1/2053	3,410,849
1,788,484	Fannie Mae Pool, 4.500%, 7/1/2042	1,718,418
3,854,432	Fannie Mae Pool, 4.500%, 10/1/2042	3,714,474
3,983,174	Fannie Mae Pool, 4.500%, 11/1/2042	3,838,544
1,793,962	Fannie Mae Pool, 4.500%, 1/1/2043	1,728,821
2,125,431	Fannie Mae Pool, 5.500%, 1/1/2043	2,130,435
4,216,236	Fannie Mae Pool, 4.000%, 6/1/2052	3,864,369
4,211,436	Fannie Mae Pool, 4.500%, 7/1/2052	3,970,579
2,480,556	Fannie Mae Pool, 5.500%, 11/1/2052	2,461,927
2,329,583	Fannie Mae Pool, 6.000%, 11/1/2052	2,345,735
4,338,479	Fannie Mae Pool, 5.000%, 2/1/2053	4,201,345
		53,232,081
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $71,804,378)		68,843,143

U.S. GOVERNMENT SECURITIES-24.8%
	Federal Farm Credit Banks Funding Corp.-2.2%
2,000,000	3.730%, 10/22/2032	1,868,469
2,000,000	4.000%, 2/9/2033	1,889,540
		3,758,009
	U.S. Treasury Bond-6.2%
1,000,000	3.750%, 11/15/2043	861,371
1,000,000	1.130%, 8/15/2040	596,852
2,000,000	1.750%, 8/15/2041	1,295,887
2,000,000	2.000%, 11/15/2041	1,343,972
2,000,000	2.375%, 2/15/2042	1,424,538
3,000,000	2.875%, 5/15/2028	2,866,197
2,500,000	2.875%, 8/15/2028	2,378,637
		10,767,454
	U.S. Treasury Note-6.8%
2,000,000	1.500%, 2/15/2030	1,737,021
2,000,000	0.630%, 8/15/2030	1,624,657
2,500,000	2.750%, 5/31/2029	2,338,007
1,000,000	3.875%, 12/31/2027	988,698
1,000,000	3.875%, 1/15/2026	996,766
3,000,000	4.000%, 2/15/2026	2,992,563
1,000,000	4.625%, 3/15/2026	1,004,478
		11,682,190
	United States Treasury Strip Coupon-9.6%
2,200,000	–%, 2/15/2040(2)	1,028,518
2,150,000	–%, 5/15/2040(2)	992,143
2,200,000	–%, 11/15/2040(2)	988,195
2,300,000	–%, 2/15/2041(2)	1,019,012

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Schedule of Investments

December 31, 2024	WesMark Government Bond Fund

Shares/Principal Amount (continued)		Value
$2,200,000	–%, 5/15/2041(2)	$961,358
2,275,000	–%, 8/15/2041(2)	979,183
2,220,000	–%, 2/15/2042(2)	934,052
4,565,000	–%, 5/15/2042(2)	1,896,717
2,265,000	–%, 8/15/2042(2)	930,137
2,400,000	–%, 11/15/2042(2)	971,675
2,320,000	–%, 2/15/2043(2)	928,287
3,000,000	–%, 5/15/2043(2)	1,186,994
2,500,000	–%, 8/15/2043(2)	975,638
2,500,000	–%, 11/15/2043(2)	965,593
2,440,000	–%, 2/15/2044(2)	930,355
2,475,000	–%, 5/15/2044(2)	933,126
		16,620,983
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $45,026,460)		42,828,636

TAXABLE MUNICIPAL BONDS-1.2%
	Michigan-0.6%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,036,186

	Pennsylvania-0.0%(3)
50,000	Borough of Columbia PA, 2.540%, 6/15/2038	37,095

	West Virginia-0.6%
1,000,000	Wheeling Municipal Building Commission, 5.558%, 8/1/2037	1,002,112

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,437,300)		2,075,393

SHORT TERM INVESTMENTS-1.9%
	Mutual Funds-1.9%
3,188,479	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.400% (at net asset value)	3,188,479

TOTAL SHORT TERM INVESTMENTS
(Cost $3,188,479)		3,188,479

TOTAL INVESTMENTS-99.7%
(Cost $180,856,946)		172,297,602

Shares/Principal Amount (continued)	Value
OTHER ASSETS AND LIABILITIES-NET(4)-0.3%	495,149
NET ASSETS-100.0%	$172,792,751

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of December 31, 2024 was 4.49%

30D US SOFR - 30 Day SOFR as of December 31, 2024 was 4.67%

1M CME TERM SOFR – 1 Month CME TERM SOFR as of December 31, 2024 was 4.33%

3M CME TERM SOFR – 3 Month CME TERM SOFR as of December 31, 2024 was 4.31%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of December 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Is Zero Coupon
(3)	Amount represents less than 0.05% of net assets.
(4)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of December 31, 2024.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

Annual Report | December 31, 2024	15

Schedule of Investments

WesMark West Virginia Municipal Bond Fund	December 31, 2024

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-99.5%
West Virginia-99.5%
Berkeley County Building Commission:
$580,000	2.000%, 6/1/2035	$462,316
750,000	2.000%, 6/1/2040	530,157
400,000	4.000%, 6/1/2040	396,803
1,000,000	Berkeley County Public Service District, 4.000%, 12/1/2039	980,108
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,499,923
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	358,766
450,000	Series C, 3.400%, 12/1/2034	434,886
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	380,230
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	282,106
950,000	5.000%, 6/1/2028	974,682
655,000	5.000%, 6/1/2029	671,743
620,000	Series A, 5.300%, 3/1/2029	621,357
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	867,555
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,654,514
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	253,699
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	588,893
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	328,627
315,000	3.000%, 6/1/2041	271,274
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
620,000	Series A, 4.000%, 3/1/2029	626,577
310,000	Series B, 4.000%, 6/1/2031	313,404

Shares/Principal Amount (continued)		Value
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
$310,000	4.000%, 7/1/2031	$312,866
275,000	4.000%, 7/1/2032	276,871
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	240,897
600,000	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series B, 4.000%, 12/1/2027	588,970
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	511,743
500,000	4.000%, 6/1/2036	510,540
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	842,549
680,000	3.000%, 11/1/2041	559,208
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	100,561
225,000	Series C, 3.400%, 11/1/2031	202,561
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	362,291
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	475,845
500,000	2.000%, 10/1/2031	422,631
640,000	2.250%, 10/1/2032	535,916
565,000	2.500%, 10/1/2033	476,728
750,000	Greenbrier County Public Service, Series A, 5.000%, 10/1/2037	807,725
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	325,900
380,000	Series A, 3.000%, 1/1/2031	336,778
1,660,000	Series A, 4.250%, 1/1/2035	1,640,717
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,163,385
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	908,760
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,292,432
900,000	Kanawha County Public Building Commission, 4.000%, 12/1/2039	878,191

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Schedule of Investments

December 31, 2024	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount (continued)		Value
$850,000	Lewis County Building Commission, 4.750%, 2/1/2038	$862,997
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,766,697
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,899,020
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	493,003
500,000	4.000%, 12/1/2034	517,075
1,500,000	3.000%, 12/1/2040	1,322,884
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,394,302
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	198,403
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 4.000%, 12/1/2029	1,015,518
1,210,000	Series A, 4.000%, 12/1/2030	1,227,856
1,000,000	Series A, 4.000%, 12/1/2031	1,012,484
1,030,000	Moundsville Building Commission, 4.000%, 8/1/2037	1,032,968
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,805,790
635,000	3.000%, 6/1/2034	590,553
700,000	Parkersburg Municipal Building Commission, 4.250%, 11/1/2044	684,160
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	505,797
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	916,421
1,150,000	3.000%, 11/1/2040	1,015,506
1,000,000	3.000%, 4/1/2041	871,024
1,000,000	3.000%, 6/1/2041	868,986
1,000,000	3.625%, 12/1/2045	812,022
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	918,255
795,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	782,970
	State of West Virginia:
500,000	5.000%, 6/1/2035	525,529
1,000,000	5.000%, 12/1/2040	1,036,932

Shares/Principal Amount (continued)		Value
$795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	$791,983
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	522,804
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	670,193
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,652,197
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
310,000	Series C, 3.500%, 6/1/2030	310,089
600,000	Series D, 3.250%, 6/1/2028	599,530
355,000	Series D, 3.500%, 6/1/2030	355,102
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,040,569
100,000	West Virginia Higher Education Policy Commission, 4.000%, 4/1/2034	98,789
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,785,308
400,000	Series B, 3.600%, 4/1/2027	398,923
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,007,725
	West Virginia Housing Development Fund:
500,000	3.450%, 5/1/2030	495,243
1,100,000	3.450%, 11/1/2030	1,088,357
500,000	2.000%, 11/1/2032	419,311
1,500,000	3.700%, 11/1/2032	1,501,170
1,000,000	4.100%, 11/1/2033	1,014,352
375,000	3.800%, 5/1/2034	371,008
500,000	3.375%, 11/1/2034	467,137
370,000	3.850%, 11/1/2034	366,314

Annual Report | December 31, 2024	17

Schedule of Investments

WesMark West Virginia Municipal Bond Fund	December 31, 2024

Shares/Principal Amount (continued)		Value
$500,000	4.375%, 5/1/2035	$505,234
800,000	2.050%, 11/1/2035	632,119
500,000	3.800%, 5/1/2036	481,951
575,000	3.800%, 11/1/2037	563,277
1,500,000	4.150%, 11/1/2038	1,497,671
1,000,000	4.150%, 11/1/2038	998,447
1,000,000	4.000%, 11/1/2039	982,580
500,000	4.450%, 11/1/2043	499,061
1,000,000	4.300%, 11/1/2044	992,400
500,000	4.700%, 11/1/2044	507,993
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	515,731
535,000	Series A, 5.000%, 7/1/2027	535,964
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	293,095
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	487,188
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	501,518
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, 3.450%, 11/1/2033	480,859
630,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	645,984
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,007,976
	West Virginia Water Development Authority:
1,000,000	5.000%, 7/1/2034	1,135,552
500,000	4.000%, 10/1/2041	487,069
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	511,636
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,681,233

Shares/Principal Amount (continued)		Value
$300,000	West Virginia Water Development Authority Revenue Bonds (Loan Program II), Series A-II, 3.125%, 11/1/2028	$299,134
700,000	Wood County Board of Education, 4.000%, 6/1/2038	706,999
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	990,476
500,000	Wyoming County Board of Education, 4.000%, 6/1/2039	502,666
		87,748,754
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $93,447,336)		87,748,754

TOTAL INVESTMENTS-99.5%
(Cost $93,447,336)		87,748,754
OTHER ASSETS AND LIABILITIES-NET(3)-0.5%		440,366
NET ASSETS-100.0%		$88,189,120

(1)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities amounted to a value of $2,163,385 or 2.45% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(2)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of December 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of December 31, 2024.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

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Schedule of Investments

December 31, 2024	WesMark Tactical Opportunity Fund

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-97.4%
BROAD DOMESTIC EQUITY-10.1%
8,000	Invesco S&P® 500 Equal Weight ETF	$1,401,840
5,500	SPDR® S&P 500® ETF Trust	3,223,440
TOTAL BROAD DOMESTIC EQUITY		4,625,280

BROAD DOMESTIC FIXED INCOME-35.9%
48,500	iShares® 1-3 Year Treasury Bond ETF	3,976,030
59,038	iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,307,620
63,952	iShares® Core U.S. Aggregate Bond ETF	6,196,949

TOTAL BROAD DOMESTIC FIXED INCOME		16,480,599

COMMODITIES-11.0%
156,995	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,039,365
12,476	SPDR® Gold Shares(1)	3,020,814

TOTAL COMMODITIES		5,060,179

INTERNATIONAL (EX. U.S.) EQUITY-4.8%
42,137	iShares® MSCI ACWI ex U.S. ETF	2,197,866

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		2,197,866

U.S. SECTOR FOCUSED EQUITY-15.0%
14,252	Consumer Staples Select Sector SPDR® Fund	1,120,349
23,594	Energy Select Sector SPDR® Fund	2,021,062
10,326	Industrial Select Sector SPDR® Fund	1,360,554
8,647	iShares® Biotechnology ETF	1,143,220
15,000	Materials Select Sector SPDR® Fund	1,262,100

TOTAL U.S. SECTOR FOCUSED EQUITY		6,907,285

U.S. SMALL AND MID CAP EQUITY-10.4%
21,632	iShares® Russell 2000® ETF	4,779,807

TOTAL U.S. SMALL AND MID CAP EQUITY		4,779,807

U.S. VALUE COMPANY FOCUSED EQUITY-10.2%
37,341	Vanguard® Mega Cap Value ETF	4,664,264

Shares/Principal Amount (continued)	Value
TOTAL U.S. VALUE COMPANY FOCUSED EQUITY	$4,664,264

TOTAL EXCHANGE TRADED FUNDS
(Cost $39,466,512)	44,715,280

SHORT TERM INVESTMENTS-2.5%
Mutual Funds-2.5%
1,117,578	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.400% (at net asset value)	1,117,578

TOTAL SHORT TERM INVESTMENTS
(Cost $1,117,578)	1,117,578

TOTAL INVESTMENTS-99.9%
(Cost $40,584,090)	45,832,858
OTHER ASSETS AND LIABILITIES-NET(2)-0.1%	62,689
NET ASSETS-100.0%	$45,895,547

Investment Abbreviations:

SPDR - Standard and Poor's Depository Receipt

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of December 31, 2024.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

Annual Report | December 31, 2024	19

Statements of Assets and Liabilities

December 31, 2024

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value (cost - see below)	$133,149,187	$331,562,328	$96,406,936	$172,297,602	$87,748,754	$45,832,858
Cash	10,089	52,614	12,150	19,375	–	–
RECEIVABLE FOR:
Dividends and interest	77,149	170,187	379,474	901,058	671,343	14,211
Investments sold	–	–	–	54,368	–	–
Fund shares sold	119,165	30,307	94,475	147,376	97,386	87,626
Prepaid expenses	8,942	14,526	4,977	6,848	6,624	7,804
Total Assets	133,364,532	331,829,962	96,898,012	173,426,627	88,524,107	45,942,499

LIABILITIES:

PAYABLE FOR:
Payable due to custodian	–	–	–	–	96,660	–
Fund shares redeemed	19,798	91,488	2,060	21,426	1,127	593
Income distribution payable	–	–	–	511,052	170,912	–
Fund Accounting and Administration fees (Note 5)	25,554	54,760	24,506	35,733	24,447	13,935
Audit, Tax, and Legal expenses	16,639	16,639	16,639	16,639	16,639	16,639
Shareholder services fee (Note 5)	29,780	73,104	20,572	36,632	18,962	10,104
Transfer agency expenses (Note 5)	6,548	10,317	7,102	5,914	4,359	3,948
Printing and Postage expenses	1,910	2,118	1,681	2,076	1,879	1,733
Other accrued liabilities and expenses	23	115	1,742	4,404	2	–
Total Liabilities	100,252	248,541	74,302	633,876	334,987	46,952
Net Assets	$133,264,280	$331,581,421	$96,823,710	$172,792,751	$88,189,120	$45,895,547

NET ASSETS CONSIST OF:

Paid-in capital	$74,296,189	$120,265,854	$69,497,578	$225,608,697	$93,968,302	$40,869,552
Total distributable earnings/(accumulated losses)	58,968,091	211,315,567	27,326,132	(52,815,946)	(5,779,182)	5,025,995
Net Assets	$133,264,280	$331,581,421	$96,823,710	$172,792,751	$88,189,120	$45,895,547

Shares Outstanding, No Par Value, Unlimited Shares Authorized	8,643,391	14,419,837	7,397,988	22,320,264	9,109,764	3,944,786
Net asset value, offering price & redemption price per share	$15.42	$22.99	$13.09	$7.74	$9.68	$11.63
Investments, at identified cost	$80,277,886	$143,393,225	$70,238,113	$180,856,946	$93,447,336	$40,584,090

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

20	www.wesmarkfunds.com

Statements of Operations

For the Year Ended December 31, 2024

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$1,174,374	$4,005,035	$1,677,858	$89,954	$–	$1,262,912
Interest	77,181	117,000	1,528,837	7,807,727	2,821,113	82,404
Total Investment Income	1,251,555	4,122,035	3,206,695	7,897,681	2,821,113	1,345,316
EXPENSES:
Investment adviser fee (Note 5)	913,757	2,513,738	743,437	1,057,596	527,271	349,171
Fund Accounting and Administration fees (Note 5)	132,182	260,072	132,677	183,892	130,206	85,361
Custodian fees (Note 5)	19,751	39,986	16,670	24,937	15,165	10,314
Transfer agency expenses (Note 5)	31,430	49,578	35,281	31,265	23,529	21,049
Trustees' fees and expenses (Note 8)	29,219	53,317	27,426	36,204	26,230	21,406
Audit and tax expenses	18,802	18,802	18,802	21,267	21,267	18,802
Legal expenses	11,720	11,719	11,719	11,719	15,875	11,723
Shareholder services fee (Note 5)	320,921	875,829	267,026	475,057	238,415	125,032
Registration expenses	10,271	23,006	18,622	23,766	12,638	19,487
Printing and Postage expenses	6,847	9,614	6,318	2,236	1,322	4,576
Insurance premiums	6,063	17,573	5,510	9,699	4,942	2,408
Miscellaneous fees	3,129	9,450	2,980	5,356	2,759	1,304
Net Expenses	1,504,092	3,882,684	1,286,468	1,882,994	1,019,619	670,633
Net Investment Income (Loss)	(252,537)	239,351	1,920,227	6,014,687	1,801,494	674,683
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	11,871,980	57,132,125	7,849,696	(7,214,843)	(8,324)	1,389,959
Net change in unrealized appreciation (depreciation) of investments	13,525,231	8,556,518	(911,668)	2,755,343	(1,876,554)	1,156,475
Net realized and unrealized gain (loss) on investments	25,397,211	65,688,643	6,938,028	(4,459,500)	(1,884,878)	2,546,434
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,144,674	$65,927,994	$8,858,255	$1,555,187	$(83,384)	$3,221,117
*Foreign tax withholding	$–	$14,732	$634	$–	$–	$–

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

Annual Report | December 31, 2024	21

Statements of Changes in Net Assets

	WesMark Small Company Fund		WesMark Large Company Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(252,537)	$344,618	$239,351	$1,432,640
Net realized gain	11,871,980	6,643,343	57,132,125	33,482,556
Net change in unrealized appreciation	13,525,231	11,456,677	8,556,518	25,550,732
Net increase in net assets resulting from operations	25,144,674	18,444,638	65,927,994	60,465,928

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(6,162,933)	(6,371,428)	(45,658,354)	(23,307,125)
Decrease in net assets from distributions to shareholders	(6,162,933)	(6,371,428)	(45,658,354)	(23,307,125)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	15,606,501	11,594,119	20,527,554	13,465,804
Shares issued in reinvestment of distributions	1,108,341	1,234,669	12,599,731	6,769,137
Cost of shares redeemed	(12,088,079)	(10,172,347)	(36,077,788)	(31,760,296)
Net increase (decrease) resulting from beneficial interest transactions	4,626,763	2,656,441	(2,950,503)	(11,525,355)
Net Increase in Net Assets	23,608,504	14,729,651	17,319,137	25,633,448

NET ASSETS:
Beginning of Year	109,655,776	94,926,125	314,262,284	288,628,836
End of Year	$133,264,280	$109,655,776	$331,581,421	$314,262,284

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

22	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,920,227	$1,973,019	$6,014,687	$5,854,649
Net realized gain (loss)	7,849,696	2,404,833	(7,214,843)	(19,936,600)
Net change in unrealized appreciation (depreciation)	(911,668)	373,808	2,755,343	18,708,493
Net increase in net assets resulting from operations	8,858,255	4,751,660	1,555,187	4,626,542

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(8,988,683)	(4,637,257)	(6,079,756)	(5,960,206)
Decrease in net assets from distributions to shareholders	(8,988,683)	(4,637,257)	(6,079,756)	(5,960,206)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	10,006,749	10,122,385	20,660,418	22,244,916
Shares issued in reinvestment of distributions	1,434,722	757,350	400,133	446,257
Cost of shares redeemed	(13,085,637)	(11,866,048)	(26,295,709)	(26,306,097)
Net decrease resulting from beneficial interest transactions	(1,644,166)	(986,313)	(5,235,158)	(3,614,924)
Net Decrease in Net Assets	(1,774,594)	(871,910)	(9,759,727)	(4,948,588)

NET ASSETS:
Beginning of Year	98,598,304	99,470,214	182,552,478	187,501,066
End of Year	$96,823,710	$98,598,304	$172,792,751	$182,552,478

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

Annual Report | December 31, 2024	23

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,801,494	$1,895,220	$674,683	$639,562
Net realized gain (loss)	(8,324)	(84,646)	1,389,959	(179,528)
Net change in unrealized appreciation (depreciation)	(1,876,554)	2,106,308	1,156,475	2,456,577
Net increase (decrease) in net assets resulting from operations	(83,384)	3,916,882	3,221,117	2,916,611

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(1,790,663)	(1,894,987)	(670,785)	(362,269)
Decrease in net assets from distributions to shareholders	(1,790,663)	(1,894,987)	(670,785)	(362,269)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)
Proceeds from sale of shares	8,748,170	4,305,299	5,962,354	5,018,229
Shares issued in reinvestment of distributions	140,117	234,375	6,016	4,362
Cost of shares redeemed	(8,407,229)	(12,576,715)	(7,393,321)	(3,938,959)
Net increase (decrease) resulting from beneficial interest transactions	481,058	(8,037,041)	(1,424,951)	1,083,632
Net Increase (Decrease) in Net Assets	(1,392,989)	(6,015,146)	1,125,381	3,637,974

NET ASSETS:
Beginning of Year	89,582,109	95,597,255	44,770,166	41,132,192
End of Year	$88,189,120	$89,582,109	$45,895,547	$44,770,166

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

24	www.wesmarkfunds.com

Financial Highlights

WesMark Small Company Fund

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.19	$11.71	$15.66	$16.12	$12.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.02)	0.06	0.00 (1)	(0.07)	(1.36)
Net Realized and Unrealized Gain (Loss) on Investments	2.97	2.20	(3.22)	3.64	6.01
Total from Investment Operations	2.95	2.26	(3.22)	3.57	4.65

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–	(0.04)	–	–	–
From Net Realized Gain on Investments	(0.72)	(0.74)	(0.73)	(4.03)	(1.32)
Total Distributions	(0.72)	(0.78)	(0.73)	(4.03)	(1.32)
Net Asset Value, End of Year	$15.42	$13.19	$11.71	$15.66	$16.12

Total Return	22.19%	19.46%	(20.56)%	23.23%	36.61%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.23%	1.22%	1.24%	1.23%	1.27%
Net Investment Income/(Loss)	(0.21)%	0.34%	(0.04)%	(0.47)%	(0.37)%
Net Assets Value End of Year (000 omitted)	$133,264	$109,656	$94,926	$119,737	$116,105
Portfolio Turnover Rate	26%	48%	52%	42%	52%

(1)	Less than $0.005 per share.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

Annual Report | December 31, 2024	25

Financial Highlights

WesMark Large Company Fund

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$21.63	$19.12	$27.41	$23.41		$19.95
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.02	0.11	0.09	(0.02)		(1.66)
Net Realized and Unrealized Gain (Loss) on Investments	4.72	4.06	(5.93)	6.08		6.89
Total from Investment Operations	4.74	4.17	(5.84)	6.06		5.23

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.02)	(0.10)	(0.09)	(0.00	)(1)	(0.02)
From Net Realized Gain on Investments	(3.36)	(1.56)	(2.35)	(2.06)		(1.75)
From Tax Return of Capital	–	–	(0.01)	–		–
Total Distributions	(3.38)	(1.66)	(2.45)	(2.06)		(1.77)
Net Asset Value, End of Year	$22.99	$21.63	$19.12	$27.41		$23.41

Total Return	21.47%	21.94%	(21.42)%	26.06%		26.31%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.16%	1.12%	1.13%	1.12%		1.14%
Net Investment Income/(Loss)	0.07%	0.48%	0.33%	(0.09)%		0.07%
Net Assets Value End of Year (000 omitted)	$331,581	$314,262	$288,629	$402,773		$364,086
Portfolio Turnover Rate	16%	24%	34%	14%		27%

(1)	Less than $0.005 per share.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Financial Highlights

WesMark Balanced Fund

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.15	$13.13	$14.68	$13.45	$13.31
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.26	0.27	0.19	0.16	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.96	0.37	(1.24)	1.96	0.72
Total from Investment Operations	1.22	0.64	(1.05)	2.12	0.64

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.26)	(0.27)	(0.22)	(0.17)	(0.22)
From Net Realized Gain on Investments	(1.02)	(0.35)	(0.28)	(0.72)	(0.28)
Total Distributions	(1.28)	(0.62)	(0.50)	(0.89)	(0.50)
Net Asset Value, End of Year	$13.09	$13.15	$13.13	$14.68	$13.45

Total Return	9.30%	4.98%	(7.19)%	15.85%	5.05%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.30%	1.24%	1.24%	1.25%	1.27%
Net Investment Income	1.94%	2.01%	1.36%	1.03%	1.66%
Net Assets Value End of Year (000 omitted)	$96,824	$98,598	$99,470	$121,852	$114,766
Portfolio Turnover Rate	12%	24%	18%	23%	29%

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

Annual Report | December 31, 2024	27

Financial Highlights

WesMark Government Bond Fund

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$7.94	$7.99	$9.81	$10.08	$9.93
Income (Loss) from Investment Operations:
Net Investment Income	0.26	0.25	0.13	0.07	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)	(0.04)	(1.80)	(0.21)	0.23
Total from Investment Operations	0.07	0.21	(1.67)	(0.14)	0.34

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.27)	(0.26)	(0.15)	(0.13)	(0.19)
Total Distributions	(0.27)	(0.26)	(0.15)	(0.13)	(0.19)
Net Asset Value, End of Year	$7.74	$7.94	$7.99	$9.81	$10.08

Total Return	0.90%	2.71%	(17.11)%	(1.35)%	3.46%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.07%	1.01%	1.01%	1.02%	1.03%
Net Investment Income	3.41%	3.24%	1.51%	0.72%	1.09%
Net Assets Value End of Year (000 omitted)	$172,793	$182,552	$187,501	$242,733	$232,565
Portfolio Turnover Rate	27%	72%	56%	40%	51%

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$9.88	$9.67	$10.69		$10.84	$10.67
Income (Loss) from Investment Operations:
Net Investment Income	0.20	0.20	0.18		0.17	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	0.21	(1.02)		(0.13)	0.18
Total from Investment Operations	–	0.41	(0.84)		0.04	0.36

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.20)	(0.20)	(0.18)		(0.17)	(0.19)
From Net Realized Gain on Investments	–	–	(0.00	)(1)	(0.02)	(0.00	)(1)
Total Distributions	(0.20)	(0.20)	(0.18)		(0.19)	(0.19)
Net Asset Value, End of Year	$9.68	$9.88	$9.67		$10.69	$10.84

Total Return	(0.01)%	4.29%	(7.84)%		0.43%	3.48%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.16%	1.10%	1.10%		1.11%	1.10%
Net Investment Income	2.05%	2.05%	1.84%		1.61%	1.81%
Net Assets Value End of Year (000 omitted)	$88,189	$89,582	$95,597		$114,698	$119,454
Portfolio Turnover Rate	9%	6%	9%		15%	10%

(1)	Less than $0.005 per share.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

Annual Report | December 31, 2024	29

Financial Highlights

WesMark Tactical Opportunity Fund

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$11.01	$10.37	$12.16	$11.95	$11.25
Income (Loss) from Investment Operations:
Net Investment Income	0.17	0.16	0.14	0.19	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.62	0.57	(1.64)	1.45	0.91
Total from Investment Operations	0.79	0.73	(1.50)	1.64	0.95

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.17)	(0.09)	(0.22)	(0.13)	(0.04)
From Net Realized Gain on Investments	–	–	(0.07)	(1.30)	(0.21)
Total Distributions	(0.17)	(0.09)	(0.29)	(1.43)	(0.25)
Net Asset Value, End of Year	$11.63	$11.01	$10.37	$12.16	$11.95

Total Return	7.18%	7.10%	(12.38)%	13.94%	8.48%

RATIOS TO AVERAGE NET ASSETS

Net Expenses(1)	1.44%	1.39%	1.43%	1.44%	1.50%
Net Investment Income(1)(2)	1.45%	1.52%	1.29%	1.45%	0.36%
Net Assets Value End of Year (000 omitted)	$45,896	$44,770	$41,132	$47,979	$45,762
Portfolio Turnover Rate	21%	39%	85%	78%	169%

(1)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying investment companies in which the Fund invests.
(2)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights which are an integral part of the Financial Statements.

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Notes to Financial Statements and Financial Highlights

December 31, 2024

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codifications Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Annual Report | December 31, 2024	31

Notes to Financial Statements and Financial Highlights

December 31, 2024

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Funds’ investments carried at fair value:

Small Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$131,826,635	$–	$–	$131,826,635
Short Term Investments	1,322,552	–	–	1,322,552
Total	$133,149,187	$–	$–	$133,149,187

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Notes to Financial Statements and Financial Highlights

December 31, 2024

Large Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$321,308,041	$–	$–	$321,308,041
Short Term Investments	10,254,287	–	–	10,254,287
Total	$331,562,328	$–	$–	$331,562,328

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$57,852,244	$–	$–	$57,852,244
Corporate Bonds	–	21,908,163	–	21,908,163
U.S. Government Agency - Collateralized Mortgage Obligations	–	473,276	–	473,276
Commercial Mortgage-Backed Securities	–	1,479,101	–	1,479,101
U.S. Government Agency - Mortgage-Backed Securities	–	2,798,214	–	2,798,214
U.S. Government Securities	–	4,270,129	–	4,270,129
Taxable Municipal Bonds	–	2,353,922	–	2,353,922
Short Term Investments	5,271,887	–	–	5,271,887
Total	$63,124,131	$33,282,805	$–	$96,406,936

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$18,169,411	$–	$18,169,411
U.S. Government Agency - Collateralized Mortgage Obligations	–	37,192,540	–	37,192,540
U.S. Government Agency - Mortgage-Backed Securities	–	68,843,143	–	68,843,143
U.S. Government Securities	–	42,828,636	–	42,828,636
Taxable Municipal Bonds	–	2,075,393	–	2,075,393
Short Term Investments	3,188,479	–	–	3,188,479
Total	$3,188,479	$169,109,123	$–	$172,297,602

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$87,748,754	$–	$87,748,754
Total	$–	$87,748,754	$–	$87,748,754

Annual Report | December 31, 2024	33

Notes to Financial Statements and Financial Highlights

December 31, 2024

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$44,715,280	$–	$–	$44,715,280
Short Term Investments	1,117,578	–	–	1,117,578
Total	$45,832,858	$–	$–	$45,832,858

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the year ended December 31, 2024. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Schedules of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Notes to Financial Statements and Financial Highlights

December 31, 2024

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase a put option on an individual security unless the security is held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. There were no options held as of or for the year ended December 31, 2024.

A Fund may buy and/or sell the following types of options:

Call Options – A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options – A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; or
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

Annual Report | December 31, 2024	35

Notes to Financial Statements and Financial Highlights

December 31, 2024

Market Risk – The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Small Company Fund
Shares sold	1,072,836	931,375
Shares issued to shareholders in payment of distributions declared	69,228	95,274
Shares redeemed	(812,014)	(816,551)
Net increase resulting from share transactions	330,050	210,098
Common shares outstanding, end of period	8,643,391	8,313,341

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Large Company Fund
Shares sold	861,327	643,610
Shares issued to shareholders in payment of distributions declared	531,370	317,619
Shares redeemed	(1,504,730)	(1,528,935)
Net decrease resulting from share transactions	(112,033)	(567,706)
Common shares outstanding, end of period	14,419,837	14,531,870

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Balanced Fund
Shares sold	740,919	775,327
Shares issued to shareholders in payment of distributions declared	107,579	58,117
Shares redeemed	(949,904)	(910,314)
Net decrease resulting from share transactions	(101,406)	(76,870)
Common shares outstanding, end of period	7,397,988	7,499,394

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Notes to Financial Statements and Financial Highlights

December 31, 2024

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Government Bond Fund
Shares sold	2,630,733	2,843,550
Shares issued to shareholders in payment of distributions declared	51,076	57,071
Shares redeemed	(3,351,165)	(3,368,684)
Net decrease resulting from share transactions	(669,356)	(468,063)
Common shares outstanding, end of period	22,320,264	22,989,620

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
West Virginia Municipal Bond Fund
Shares sold	892,696	452,772
Shares issued to shareholders in payment of distributions declared	14,418	24,390
Shares redeemed	(861,908)	(1,297,883)
Net increase/(decrease) resulting from share transactions	45,206	(820,721)
Common shares outstanding, end of period	9,109,764	9,064,558

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Tactical Opportunity Fund
Shares sold	515,254	474,685
Shares issued to shareholders in payment of distributions declared	531	417
Shares redeemed	(637,737)	(373,408)
Net increase/(decrease) resulting from share transactions	(121,952)	101,694
Common shares outstanding, end of period	3,944,786	4,066,738

4. FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to non-deductible excise taxes paid. For the Funds’ most recent year ended December 31, 2024, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-in Capital	Total Distributable earnings
Small Company Fund	$–	$–
Large Company Fund	–	–
Balanced Fund	–	–
Government Bond Fund	–	–
West Virginia Municipal Bond Fund	(665)	665
Tactical Opportunity Fund	–	–

Annual Report | December 31, 2024	37

Notes to Financial Statements and Financial Highlights

December 31, 2024

For federal income tax purposes, the following amounts apply as of December 31, 2024:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes (includes cost of derivatives)
Small Company Fund	$56,580,026	$(3,684,978)	$52,895,048	$80,254,142
Large Company Fund	$190,981,889	$(2,965,946)	$188,015,943	$143,546,385
Balanced Fund	$28,094,964	$(1,939,899)	$26,155,065	$70,251,870
Government Bond Fund	$761,087	$(9,448,089)	$(8,687,002)	$180,984,604
West Virginia Municipal Bond Fund	$136,147	$(5,834,728)	$(5,698,581)	$93,447,336
Tactical Opportunity Fund	$6,423,122	$(1,156,984)	$5,266,138	$40,566,720

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, deferred dividends, premium amortization accruals, and commodity grantor trusts.

The tax character of distributions paid by the Funds during the fiscal years ended December 31, 2024 and December 31, 2023, were as follows:

	For Year Ended December 31, 2024
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Fund	$–	$261,304	$5,901,629	$6,162,933
Large Company Fund	$–	$1,076,926	$44,581,428	$45,658,354
Balanced Fund	$–	$1,917,135	$7,071,548	$8,988,683
Government Bond Fund	$–	$6,079,756	$–	$6,079,756
West Virginia Municipal Bond Fund	$1,744,158	$46,505	$–	$1,790,663
Tactical Opportunity Fund	$–	$670,785	$–	$670,785

	For Year Ended December 31, 2023
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Fund	$–	$362,902	$6,008,526	$6,371,428
Large Company Fund	$–	$1,427,369	$21,879,756	$23,307,125
Balanced Fund	$–	$2,001,991	$2,635,266	$4,637,257
Government Bond Fund	$–	$5,960,206	$–	$5,960,206
West Virginia Municipal Bond Fund	$1,882,105	$12,882	$–	$1,894,987
Tactical Opportunity Fund	$–	$362,269	$–	$362,269

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Notes to Financial Statements and Financial Highlights

December 31, 2024

As of December 31, 2024, the Funds' most recent year end, the components of distributable earnings/(accumulated losses) on a tax basis was as follows:

Fund Name	Undistributed net investment income	Undistributed tax- exempt income	Accumulated net realized gain (loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation (depreciation) on investments	Total
Small Company Fund	$565,511	$–	$5,507,532	$–	$52,895,048	$58,968,091
Large Company Fund	$121,659	$–	$23,177,965	$–	$188,015,943	$211,315,567
Balanced Fund	$9,991	$–	$1,155,708	$5,368	$26,155,065	$27,326,132
Government Bond Fund	$149,949	$–	$(44,278,893)	$–	$(8,687,002)	$(52,815,946)
West Virginia Municipal Bond Fund	$299	$12,070	$(92,970)	$–	$(5,698,581)	$(5,779,182)
Tactical Opportunity Fund	$315,602	$–	$(555,745)	$–	$5,266,138	$5,025,995

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2024, the following amounts are available as carry forwards to the next tax year:

	Non expiring
Fund Name	ST	LT
Government Bond Fund	$7,486,128	$36,792,765
West Virginia Municipal Bond Fund	$–	$92,970
Tactical Opportunity Fund	$555,745	$–

During the fiscal year, the Tactical Opportunity Fund utilized the following capital loss carryforwards to offset current year realized gains:

Fund Name	Capital Losses
Tactical Opportunity Fund	$1,392,729

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee, accrued daily and paid monthly, equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Fund	0.75%
Large Company Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). The annual minimum fee will be allocated among the Funds using an equal per-Fund allocation. Any remaining amounts of the minimum fee after the per-Fund allocation will be allocated among the Funds based upon the relative net assets of each Fund.

Transfer Agent Fee – ALPS is the Transfer Agent and Dividend Disbursing Agent for the Funds. ALPS receives an annual base fee per Fund in addition to certain out-of-pocket expenses.

Annual Report | December 31, 2024	39

Notes to Financial Statements and Financial Highlights

December 31, 2024

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, serves as the Funds’ distributor. The Funds currently have no active distribution plan pursuant to Rule 12b-1 under the Act.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank ("WesBanco", an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Small Company Fund	$31,609,529	$34,037,472
Large Company Fund	54,190,793	107,202,007
Balanced Fund	11,564,383	23,232,033
Government Bond Fund	36,514,675	26,888,716
West Virginia Municipal Bond Fund	–	–
Tactical Opportunity Fund	9,633,984	9,383,721

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the period ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Balanced Fund	$–	$2,253,320
Government Bond Fund	14,178,341	24,210,881
West Virginia Municipal Bond Fund	9,532,217	8,071,833

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of December 31, 2024, 31% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

40	www.wesmarkfunds.com

Notes to Financial Statements and Financial Highlights

December 31, 2024

8. COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds’ internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Chief Financial Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Shareholder Distributions for the Balanced Fund: On January 31, 2025, the Balanced Fund paid a monthly distribution of $0.02381 per share to common shareholders of record as of January 23, 2025.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On February 1, 2025, the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from January 1, 2025 to January 31, 2025 totaling $0.00229 and $0.00179 per share, respectively, to common shareholders.

Annual Report | December 31, 2024	41

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

WesMark Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WesMark Funds comprising WesMark Small Company Fund, WesMark Large Company Fund, WesMark Balanced Fund, WesMark Government Bond Fund, WesMark West Virginia Municipal Bond Fund, and WesMark Tactical Opportunity Fund (the “Funds”) as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2011.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 28, 2025

42	www.wesmarkfunds.com

Additional Information

December 31, 2024 (Unaudited)

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2024, 97.40% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2024, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Small Company Fund	100.00%
Large Company Fund	100.00%
Balanced Fund	85.97%
Tactical Opportunity Fund	31.33%

For the year ended December 31, 2024, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Small Company Fund	100.00%
Large Company Fund	100.00%
Balanced Fund	86.05%
Tactical Opportunity Fund	57.62%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Small Company Fund, Large Company Fund, and Balanced Fund designated $5,901,629, $44,581,428, and $7,071,548, respectively as long-term capital gain dividends.

Annual Report | December 31, 2024	43

Item 8 – Changes in and Disagreements with Accountants
for Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Not applicable for this reporting period.

44	www.wesmarkfunds.com

Item 9 – Proxy Disclosures

for Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Not applicable for this reporting period.

Annual Report | December 31, 2024	45

Item 10 – Remuneration Paid to Trustees, Officers, and Others of

Open-End Management Investment Companies

December 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended December 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Lawrence E. Bandi	$48,000	$—	$48,000
J. Christopher Gardill	48,000	—	48,000
Gary J. Madich	48,000	—	48,000
Jordan A. Miller, Jr.	48,000	—	48,000
Total	$192,000	$—	$192,000

46	www.wesmarkfunds.com

Item 11 – Statement Regarding Basis

for Approval of Investment Advisory Contract

December 31, 2024 (Unaudited)

Not applicable for this reporting period.

Annual Report | December 31, 2024	47

WesMark Funds℠

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

Must be accompanied or preceded by a Prospectus.

ALPS Distributors, Inc., Distributor

WMK000598

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that that is the subject of the disclosure required by Item 2 of Form N-CSR is attached hereto.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ Robert McGee
Robert McGee President and Chief Executive Officer (Principal Executive Officer)
Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert McGee
Robert McGee President and Chief Executive Officer (Principal Executive Officer)
Date	March 10, 2025

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)
Date	March 10, 2025